Non-current and current financial debts - Maturity of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,739	$ 4,648
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,776	4,690
Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	145	107
Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,081	500
Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	3,550	4,083
Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(37)	(42)
Nominal amount - Current and non-current financial debt
Disclosure of detailed information about borrowings [line items]
Borrowings	4,729	4,638
Nominal amount - Current and non-current financial debt | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,766	4,680
Nominal amount - Current and non-current financial debt | Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	135	97
Nominal amount - Current and non-current financial debt | Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,081	500
Nominal amount - Current and non-current financial debt | Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	3,550	4,083
Nominal amount - Current and non-current financial debt | Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(37)	(42)
Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	10	10
Derivatives | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	10	10
Derivatives | Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	10	10
Derivatives | Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Derivatives | Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Derivatives | Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0